Supplementary Oil And Gas Information (Costs Not Subject to Depletion Or Amortization) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Upstream costs of unproved properties and major development projects	$ 5,616	$ 6,133
Canada [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Upstream costs of unproved properties and major development projects	334	478
United States [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Upstream costs of unproved properties and major development projects	$ 5,282	$ 5,655